Cover	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	SeaSpine Holdings Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36905
Entity Tax Identification Number	47-3251758
Entity Address, Address Line One	5770 Armada Drive
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	727-8399
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SPNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001637761